Templeton Dragon Fund, Inc.

                              Dr. Mobius has been living overseas since earning
[PHOTO APPEARS HERE]
                              his Ph.D. in economics and political science at
J. Mark Mobius, Ph.D.
President                     Massachusetts Institute of Technology in 1964.
Templeton Dragon Fund, Inc.
                              During his extensive travels, he has acquired a
---------------------------
                              thorough knowledge of the business practices and

customs that are unique to developing nations. Together with his team of

Templeton analysts, Dr. Mobius currently oversees more than $7 billion in emerging markets investments for the Templeton Group of Funds.

--------------------------------------------------------------------------------

Your Fund's Objective:

The Templeton Dragon Fund, Inc. seeks long-term capital appreciation by investing at least 45% of its total assets in the equity securities of "China companies."

--------------------------------------------------------------------------------

February 15, 1996

Dear Shareholder:

This update for the quarter ended December 31, 1995, includes your Fund's long-

term performance, a listing of its investments, and a brief discussion by Dr.

Mark Mobius on a topic of current interest. Please keep in mind that this summary is one of four reports you will receive during the Fund's fiscal year.


Next quarter, you will receive the annual report, which is more comprehensive.

It will include a discussion of the financial markets and a summary of the

Fund's performance and investment direction during the fiscal year. The manager's outlook and the Fund's financial statements and investment portfolio will also be included.

If you have any questions regarding this report, you may call the Franklin

Templeton Fund Information Department, toll free, at 1-800/342-5236.

--------------------------------------------------------------------------------
Templeton Dragon Fund
Cumulative Total Returns*
Periods ended 12/31/95
                                               Since
                                               Inception
                                 One-Year    (9/21/94)
Based on change
in net asset value             11.27%                      7.68%
Based on change
in market price                19.45%                      -6.66%

*Cumulative total returns show the change in value of an investment over the periods indicated. These calculations assume reinvestment of all distributions and capital gains, either at net asset value or at market price on the reinvest-ment date, in accordance with the dividend reinvestment plan. Past performance is not predictive of future results.

Investing in geographically concentrated developing markets involves special considerations, which may include increased risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 584% in the last 15 years, but has suffered six declines of more than 20% during that time. (Source:
Bloomberg. Based on quarterly percentage change over 15 years ended December 31, 1995.)

--------------------------------------------------------------------------------

THE FOLLOWING LETTER WAS
WRITTEN BY DR. MOBIUS
AFTER A TRIP TO CHINA IN MID-1995.

Dear Shareholder:

As you travel around China, the description that most often springs to mind is

"messy." The streets are full of dust, and windows are caked with grime. In this country where everything was owned for so long by the state, there seems to be no pride of ownership. But not all the mess can be blamed on a lack of pride.

Much of it results from rapid development. Hazy cement dust on new highways,

land being readied for a factory or office tower, and an abundance of unsightly cranes and steel reinforcing rods all indicate the tremendous potential presently being unlocked in China.


In the coastal areas we visited during the first part of this trip, development was proceeding at a fast pace. As we drove to the hotel in Nanjing it was clear that the city was experiencing a construction boom. The glass-encased lobby of our hotel, which was built in 1982, was huge, featuring a free-floating red marble ball revolving in a fountain. The building was well maintained and the service was even
2

                          [MAP OF CHINA APPEARS HERE]

better than in Shanghai, which is regarded as the most "international" of

China's cities. I tried out my Mandarin but was quickly met with responses in good English.


We drove from Nanjing to Maanshan City, where we visited Maanshan Iron & Steel

Company Limited, which produced 2.91 million tons of pig iron, 2.41 million tons of crude steel and 2.07 million tons of steel products in 1994. Although demand for steel products has decreased due to the implementation by the Chinese government of macro-economic adjustments, the company's management has responded actively to changing market conditions, and is, we believe, well positioned for an eventual pick-up in demand for its products. Dalian, another coastal city,

also appeared to be a big construction site, with lots of 20-, 30- and 40-story buildings being erected.


However, it is not just China's coastal areas which are undergoing rapid change and development. The inland province of Sichuan is one of China's main agricultural areas and supports 10% of the country's population. Once a province of peasants and land lords, Sichuan now boasts two important cities: Chongqing and Chengdu. An urban center more
than 2,000 years ago, and the capital of kingdoms in the region for a number of years, Chengdu is a bustling city with street hawkers, huge department stores,

and a population of about three million people. At the end of the main thoroughfare is a huge statue of Chairman Mao, with his hand raised in blessing.


From Chengdu, we travelled two hours by car to Mianyang, 124 miles north of

Chengdu. The road between Chengdu and Mianyang is like a washboard with intervals of nice, cement-paved highway. When we arrived there, we saw a 50-

story skyscraper under construction on the outskirts of the city. We had been told to expect the worst in this remote part of China, but were ushered into lavishly decorated suites complete with American-made whirlpool baths.

Notwithstanding this, the interior decoration and quality, as in other parts of

China, leave much to be desired.


Mianyang, like so many other cities in China, is being rebuilt and redeveloped,

with a number of high-rise towers under way. At the entrance to the city, we passed an industrial zone where some factories were complete and more were under construction. Since it has a reputation as an electronics center and center of high-tech military work, it is not surprising that Mianyang is being promoted as a high-tech zone. While in town, we visited Sichuan Changhong Electric Co.,

Ltd., a manufacturer of TV sets which produces three million units annually and has 17% of the national market. The company, which has ties to Siemens and

Philips, already has sales branches in all the provinces and it plans to further expand into coastal cities and overseas markets with its brand name.


After leaving Mianyang, we went to Deyang, to visit Dongfang Electrical

Machinery Co., Ltd., a major manufacturer of steam turbine generators and hydro turbine generators, whose "H" shares, listed on the Hong Kong Stock Exchange,

are potential investments for the Fund.


Chongqing, Sichuan's other main city, was the Chinese capital during World War

II. It is in the Southeast part of Sichuan Province and hangs on the deep gorges made by the Yangtze and Jialing Rivers. Sometimes referred to as one of the

"three furnaces" of China (the others are Wuhan and Nanjing), it gets hot here in the summer, and when we stepped off the plane, we really felt the heat.
4

Chongqing's airport is quite unusual and beautiful, in a strange sort of way.

The control tower is like an onion standing on its stem. It has few straight corners and curves around the site like a white caterpillar. The architect must have admired Salvador Dali's paintings because he gave an other-worldly feeling to the building. It is done in white tiles and has blue windows in the hallway.


Driving into the city, we saw that Chongqing has not escaped China's building boom. As we crossed the Jialing River bridge, we counted no fewer than 12 cranes on top of high rise buildings. Chongqing is the home town of Qingling Motors

Company Limited, a company engaged in the production, assembly and sale of Isuzu light-duty trucks, pickup trucks and minibuses. Through its long-standing and close relationship with Isuzu, it has access to the most up-to-date international technology.


The construction we noticed throughout our trip is one indication of the progress of China's reform program. While some aspects of this process may not appeal to all foreign investors, there's no doubting the government's general commitment to economic development and expansion of trade. If it continues, the country's economic picture could improve substantially, which may be good news for investors in the Templeton Dragon Fund. Although it's impossible to predict the future, we are optimistic about potential long-term investment opportunities in China and will continue to utilize our disciplined, value oriented approach in our efforts to achieve the best possible results for our shareholders.


Of course, investing in an emerging market such as China involves special considerations, which may include risks related to the relatively small size and lesser liquidity of this market, adverse social and political developments, and market and currency volatility. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 584% in the last 15 years, but has suffered six declines of more than 20% during that time.*


Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D.
President
Templeton Dragon Fund, Inc.

* Source: Bloomberg. Based on quarterly percentage change over 15 years ended December 31, 1995.

Templeton Dragon Fund, Inc.
Investment Portfolio, December 31, 1995 (unaudited)

--------------------------------------------------------------------------------

 INDUSTRY    ISSUE                              COUNTRY   SHARES      VALUE

-------------------------------------------------------------------------------
 COMMON STOCKS: 85.1%
-------------------------------------------------------------------------------
 Appliances & Household Durables: 2.1%
             Foshan Electrical and Lighting
             Co. Ltd., B                         Chn.      700,000 $    470,740
             Hualing Holdings Ltd.               H.K.    5,868,000      705,754
             Luks Industrial Co. Ltd.            H.K.   12,076,000    1,233,759
             Semi-Tech (Global) Co. Ltd.         H.K.    5,580,302    8,984,773
             Shanghai Narcissus Electric
             Appliances Co. Ltd., B              Chn.    8,701,200    1,479,204
             Shanghai Shangling Electric
             Appliance, B                        Chn.    1,804,000    1,104,048
             Shanghai Vacuum Electron Devices
             Co. Ltd., B                         Chn.    5,396,092    1,251,893
             Shenzhen Huafa Electronics Co.
             Ltd., B                             Chn.    1,184,000      202,884
             Shenzhen Konka Electronic Group
             Co. Ltd., B                         Chn.    2,120,000    1,082,962
             Tsann Kuen Enterprise Co. Ltd.,
             B                                   Chn.      546,000      105,917
                                                                   ------------
                                                                     16,621,934
-------------------------------------------------------------------------------
 Automobiles: 1.6%
             Jardine International Motor
             Holdings Ltd.                       H.K.    8,015,000    9,121,500
             Qing Ling Motors Co. Ltd., H        Chn.   12,000,000    3,491,756
                                                                   ------------
                                                                     12,613,256
-------------------------------------------------------------------------------
 Banking: 10.1%
             HSBC Holdings PLC                   H.K.    5,268,392   79,715,728
-------------------------------------------------------------------------------
 Broadcasting & Publishing: 0.2%
             Leefung-Asco Printers Holdings
             Ltd.                                H.K.    8,221,000    1,169,492
-------------------------------------------------------------------------------
 Building Materials & Components: 0.9%
             China Southern Glass Co. Ltd., B    Chn.    4,747,000    1,964,488
             K Wah International Holdings
             Ltd.                                H.K.   14,200,045    2,130,236
             K Wah International Holdings
             Ltd., wts.                          H.K.      988,700       31,326
             Shanghai Yaohua Pilkington
             Glass, B                            Chn.    3,686,800    3,244,384
                                                                   ------------
                                                                      7,370,434
-------------------------------------------------------------------------------
 Chemicals: 1.5%
             Shanghai Chlor-Alkali Chemical
             Co. Ltd., B                         Chn.   10,050,000    2,552,700
             Shanghai Pechemical Co. Ltd., H     Chn.   30,148,000    8,674,982
             Shenzhen Petrochemical (Group)
              Shareholding Co. Ltd., B           Chn.      885,192      194,611
                                                                   ------------
                                                                     11,422,293
-------------------------------------------------------------------------------
 Construction & Housing: 4.1%
             Hopewell Holdings Ltd.              H.K.   50,615,021   29,128,593
             Wai Kee Holdings Ltd.               H.K.   24,868,000    3,119,555
                                                                   ------------
                                                                     32,248,148
-------------------------------------------------------------------------------

Templeton Dragon Fund, Inc.
Investment Portfolio, December 31, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

 INDUSTRY   ISSUE                               COUNTRY   SHARES      VALUE

-------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------
 Electrical & Electronics: 0.7%
            China Treasure Telecomunications
            Holdings Ltd.                         H.K.  19,650,000 $    876,722
            China Treasury Telecomunications
            Holdings Ltd., wts.                   H.K.   3,930,000       35,577
            G.P. Batteries International Ltd.    Sing.     900,000    2,169,000
            Gold Peak Industries (Holdings)
            Ltd.                                  H.K.     676,000      334,394
            GP Batteries International Ltd.,
            wts.                                 Sing.     225,000      153,000
            Great Wall Electronic
            International Ltd.                    H.K.  13,282,000      979,081
            Shanghai Automation
            Instrumentation Co., B                Chn.   4,511,000      825,513
                                                                   ------------
                                                                      5,373,287
-------------------------------------------------------------------------------
 Electronic Components & Instruments: 0.1%
            S. Megga International Holdings
            Ltd.                                  H.K.  18,862,000      707,401
-------------------------------------------------------------------------------
 Financial Services: 1.8%
            JCG Holdings Ltd.                     H.K.   3,445,000    2,517,200
            Min Xin Holdings                      H.K.  11,196,000    1,592,706
            Peregrine Investments Holdings
            Ltd.                                  H.K.   4,756,000    6,150,663
            Sun Hung Kai & Co. Ltd.               H.K.  16,294,000    3,476,896
                                                                   ------------
                                                                     13,737,465
-------------------------------------------------------------------------------
 Food & Household Products: 0.9%
            C.P. Pokphand Co. Ltd.                H.K.   1,789,000      717,220
            Fairwood Holdings Ltd.                H.K.  14,768,000    1,126,818
            Golden Resources Development
            International Ltd.                    H.K.  10,138,000      930,874
            Shanghai New Asia Group Co. Ltd.,
            B                                     Chn.     311,800      164,630
            Vitasoy International Holdings
            Ltd.                                  H.K.  10,354,000    4,418,778
                                                                   ------------
                                                                      7,358,320
-------------------------------------------------------------------------------
 Health & Personal Care: 0.2%
            China Pharmaceutical Enterprise &
            Investment Corp. Ltd.                 H.K.   7,289,000      904,939
            Zhuhai Sez Lizhu Pharmaceutical,
            B                                     Chn.   2,610,000      860,718
                                                                   ------------
                                                                      1,765,657
-------------------------------------------------------------------------------
 Industrial Components: 0.3%
            Shanghai Refrigerator Compressor
            Co. Ltd., B                           Chn.   1,221,720      434,932
            Shanghai Rubber Belt Co. Ltd., B      Chn.     807,936      131,694
            Shanghai Tyre & Rubber Co. Ltd.,
            B                                     Chn.   7,739,000    1,594,234
                                                                   ------------
                                                                      2,160,860
-------------------------------------------------------------------------------
 Leisure & Tourism: 0.7%
            Glynhill International Ltd.           H.K.  22,556,000      490,062
            Hongkong & Shanghai Hotels Ltd.       H.K.   1,961,000    2,840,375
            Shanghai Jin Jiang Tower Co.
            Ltd., B                               Chn.   8,182,954    2,307,593
                                                                   ------------
                                                                      5,638,030
-------------------------------------------------------------------------------

Templeton Dragon Fund, Inc.
Investment Portfolio, December 31, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

 INDUSTRY   ISSUE                               COUNTRY   SHARES      VALUE

-------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------
 Machinery & Engineering: 1.1%
            China Textile Machinery Co. Ltd.,
            B                                     Chn.   3,948,000 $    631,680
            Guangzhou Shipyard International
            Co. Ltd., H                           Chn.  10,530,000    2,669,098
            Northeast Electric Transmission &
            Transformation                        H.K.   2,168,000      353,273
            Shanghai Erfangji Textile
            Machinery Co. Ltd., B                 Chn.  20,014,656    2,842,081
            Shanghai Industrial Sewing
            Machine Corp.                         Chn.   9,514,700    1,541,381
            Shanghai Steel Tube Co. Ltd., B       Chn.   5,088,600      712,404
                                                                   ------------
                                                                      8,749,917
-------------------------------------------------------------------------------
 Merchandising: 4.5%
            Dairy Farm International Holdings
            Ltd.                                  H.K.  20,118,904   18,509,392
            Dickson Concepts (International)
            Ltd.                                  H.K.  10,864,000   10,115,849
            Fortei Holdings Ltd.                  H.K.   3,978,000      149,191
            Joyce Boutique Holdings Ltd.          H.K.   6,855,000    1,595,732
            Le Saunda Holdings Ltd.               H.K.   3,616,000      299,287
            LI & Fung Ltd.                        H.K.   1,157,897    1,033,235
            Linkful International Holdings
            Ltd.                                  H.K.   2,211,000      154,405
            Wo Kee Hong Holdings Ltd.             H.K.  22,409,000    3,506,614
            Yaohan Hongkong Corp. Ltd.            H.K.   4,000,000      212,092
                                                                   ------------
                                                                     35,575,797
-------------------------------------------------------------------------------
 Metals & Mining: 0.3%
            Maanshan Iron & Steel Co. Ltd., H     Chn.  19,076,000    2,664,349
-------------------------------------------------------------------------------
 Miscellaneous Materials & Commodities: 0.2%
            Luoyang Glass Co. Ltd., H             Chn.   4,331,000    1,114,606
-------------------------------------------------------------------------------
 Multi-Industry: 22.4%
            Cheung Kong Holdings Ltd.             H.K.  10,449,000   63,646,673
            Jardine Matheson Holdings Ltd.        H.K.   3,673,313   25,162,194
            Jardine Strategic Holdings Ltd.       H.K.   8,123,625   24,858,293
            Jardine Strategic Holdings Ltd.,
            wts.                                  H.K.     349,625      111,880
            Lai Sun Garment International
            Ltd.                                  H.K.   7,023,000    6,811,833
            Shenzhen Gintian Industrial Co.
            Ltd., B                               Chn.     599,200      205,351
            Shenzhen Tellus Machinery &
            Electronics Co. Ltd., B               Chn.     162,800       23,580
            Stelux International Holdings
            Ltd.                                  H.K.   8,274,000    2,118,658
            Swire Pacific Ltd., B                 H.K.  13,145,000   16,404,688
            WBL Corp. Ltd.                       Sing.      83,000      192,464
            Wheelock & Co. Ltd.                   H.K.  21,431,000   36,723,020
                                                                   ------------
                                                                    176,258,634
-------------------------------------------------------------------------------

Templeton Dragon Fund, Inc.
Investment Portfolio, December 31, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

 INDUSTRY   ISSUE                               COUNTRY   SHARES      VALUE

-------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------
 Real Estate: 24.0%
            China Overseas Land & Investment
            Ltd.                                 H.K.   30,733,000 $  5,405,351
            Hang Lung Development Co. Ltd.       H.K.   23,035,000   36,641,513
            Hang Lung Development Co. Ltd.,
            wts.                                 H.K.      535,000       80,259
            Lai Sun Development Co. Ltd.         H.K.   79,990,000    9,620,524
            New World Development Co. Ltd.       H.K.   15,783,000   68,785,917
            Shanghai Jinqiao Export
            Processing Zone Development, B       Chn.    8,338,200    3,118,487
            Shanghai Lujiaxui Finance & Trade
             Zn Dev Stock Co. Ltd, B             Chn.    9,559,000    5,429,512
            Shanghai Outer Gaoqiao Free Trade
            Zone Develop. Co., B                 Chn.    1,571,000      574,986
            Shenzhen Properties & Resources
             Develop. (Group) Ltd., B            Chn.    3,473,800      696,332
            Shenzhen Vanke Co. Ltd., B           Chn.    4,184,900    1,542,446
            South Sea Development Co. Ltd.       H.K.   46,054,000    1,435,372
            Sun Hung Kai Properties Ltd.         H.K.    6,306,000   51,581,571
            Tian An China Investments Co.
            Ltd.                                 H.K.   27,670,000    3,435,267
                                                                   ------------
                                                                    188,347,537
-------------------------------------------------------------------------------
 Recreation, Other Consumer Goods: 1.1%
            Fu Hui Jewellery Co. (H.K.) Ltd.     H.K.    7,710,000      299,127
            KTP Holdings Ltd.                    H.K.   15,374,000      516,940
            Phoenix Co. Ltd.                     Chn.    5,322,300      883,502
            Shanghai Forever Bicycle Co.
            Ltd., B                              Chn.    3,752,000      521,528
            Shanghai Wingsung Stationery Co.
            Ltd., B                              Chn.      200,000       39,200
            Shenzhen China Bicycles Co.
            (Holdings) Ltd., B                   Chn.    4,442,400      729,628
            Yue Yuen Industrial (Holdings)
            Ltd.                                 H.K.   20,662,000    5,477,801
                                                                   ------------
                                                                      8,467,726
-------------------------------------------------------------------------------
 Textiles & Apparel: 1.4%
            Goldlion Holdings Ltd.               H.K.   10,974,000    8,018,506
            Laws International Holdings Ltd.     H.K.   17,288,000    1,542,673
            Shanghai Lian Hua Fibre Corp., B     Chn.      296,000       50,320
            Top Form International Ltd.          H.K.   16,937,000      898,050
            Tungtex (Holdings) Co. Ltd.          H.K.    2,600,000      268,995
            Victor Onward Textile Industrial
            Co. Ltd., B                          Chn.       81,400       11,580
                                                                   ------------
                                                                     10,790,124
-------------------------------------------------------------------------------
 Transportation: 0.9%
            China Merchants Shekou Port
            Service Co. Ltd., B                  Chn.    1,776,000      643,104
            Chiwan Wharf Holdings Ltd., B        Chn.    6,634,000    2,496,597
            Cross Harbour Tunnel Co. Ltd.        H.K.      644,000    1,220,123
            Shanghai Dazhong Taxi
            Shareholding Co. Ltd., B             Chn.    3,614,000    2,761,096
                                                                   ------------
                                                                      7,120,920
-------------------------------------------------------------------------------

Templeton Dragon Fund, Inc.
Investment Portfolio, December 31, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

 INDUSTRY   ISSUE                        COUNTRY     SHARES         VALUE

------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
------------------------------------------------------------------------------
 Utilities Electrical & Gas: 3.9%
            Guangdong Electric Power
             Development Co Ltd, B,
             144A                         Chn.       3,380,000   $  1,617,329
            Hongkong Electric Holdings
            Ltd.                          H.K.       6,410,000     21,014,355
            Shandong Huaneng Power        Chn.         886,000      5,980,500
            Wing Shan International
            Ltd.                          H.K.      21,654,000      2,240,310
                                                                 ------------
                                                                   30,852,494
------------------------------------------------------------------------------
 Wholesale & International Trade: 0.1%
            East Asiatic Co. (Hong
            Kong) Ltd. (The)              H.K.       7,520,000        894,717
                                                                 ------------
 TOTAL COMMON STOCKS                                              668,739,126
------------------------------------------------------------------------------
                                                  PRINCIPAL IN
                                                 LOCAL CURRENCY*
------------------------------------------------------------------------------
 SHORT TERM INVESTMENTS: 17.5%
------------------------------------------------------------------------------
            U.S. Treasury Bills, 4.25%
             to 5.34% with
             maturities to 2/22/96        U.S.     137,817,000    137,154,120
------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 102.6%                                        805,893,246
 OTHER ASSETS, LESS LIABILITIES: (2.6%)                           (20,089,752)
                                                                 ------------
 TOTAL NET ASSETS: 100.0%                                        $785,803,494
                                                                 ============

* CURRENCY OF COUNTRY INDICATED.

Templeton Dragon Fund, Inc.
Financial Highlights, December 31, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                              NET ASSET VALUE
                                      TOTAL NET ASSETS           PER SHARE
                                  --------------------------  -----------------
Net Asset Value:
 Beginning of period, October 1,
  1995                                          $795,847,280           $  14.74
 Net investment income            $  6,483,989                $   .12
 Distribution from net
  investment income                (21,332,802)                  (.40)
 Net gain from security and
  foreign currency transactions      4,805,027                    .09
                                  ------------                -------
 Net decrease in net asset value                 (10,043,786)              (.19)
                                                ------------           --------
 End of period, December 31,
  1995                                          $785,803,494           $  14.55
                                                ============           ========

---



  This report is sent to the shareholders of Templeton Dragon Fund, Inc. for their information. It is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or of any securities men-tioned in the report.

Templeton Dragon Fund Inc.

--------------------------------------------------------------------------------
TRANSFER AGENT

Chemical Mellon Shareholder Services
Securities Transfer Services
450 West 33rd Street
New York, NY 10001
800-526-0801



SHAREHOLDER INFORMATION

Weekly comparative net asset value and market price information about Templeton Dragon Fund, Inc. shares is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers in a table called "Publicly Traded Funds." The Fund's New York Stock Exchange trading symbol is TDF.

For current information about the net asset value, call 1-800-292-9293.

If any shareholder is not receiving copies of the Reports to Shareholders be-cause shares are registered in a broker's name or in a custodian's name, he or she can write and request that his or her name be added to the Fund's mailing list, by writing Templeton Dragon Fund, Inc., 700 Central Avenue, St. Peters-burg, Fl 33701.

                                     NOTES
                                     -----

--------------------------------------------------------------------------------


 TEMPLETON DRAGON
 FUND, INC.

 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

 To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.



TEMPLETON
DRAGON
FUND, INC.

Third Quarter Report
December 31, 1995



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

[LOGO OF RECYCLED PAPER APPEARS HERE]

TLTDF Q95 02/96

--------------------------------------------------------------------------------